Schedule of Investments (Unaudited)
Pax Ellevate Global Women’s Leadership Fund	March 31, 2019

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 96.9%
COMMUNICATION SERVICES: 6.0%
Auto Trader Group PLC	14,600	$99,300
CenturyLink, Inc.	14,989	179,718
Deutsche Telekom AG	51,325	852,672
Elisa OYJ	2,191	98,851
Iliad SA	409	41,096
Omnicom Group, Inc.	3,470	253,275
Orange SA	30,722	500,862
ProSiebenSat.1 Media SE	3,588	51,082
Proximus SADP	2,343	67,714
Publicis Groupe SA	9,088	486,589
REA Group, Ltd.	812	43,122
Singapore Press Holdings, Ltd.	24,700	44,012
Singapore Telecommunications, Ltd.	125,800	280,875
Spark New Zealand, Ltd.	28,262	73,209
Take-Two Interactive Software, Inc. (a)	1,794	169,300
Tele2 AB, Class B	7,688	102,583
Telefonica Deutschland Holding AG	11,451	35,954
Telenet Group Holding NV	815	39,193
Telenor ASA	11,330	226,871
Telia Co AB	242,705	1,094,027
Telstra Corp., Ltd.	65,470	154,382
Twitter, Inc. (a)	27,629	908,442
Ubisoft Entertainment SA (a)	1,270	113,249
Verizon Communications, Inc.	63,696	3,766,344
Viacom, Inc., Class B	210,506	5,908,903
Vodafone Group PLC	411,378	749,633
Walt Disney Co., The	22,929	2,545,807
Zayo Group Holdings, Inc. (a)	3,260	92,649
		18,979,714

CONSUMER DISCRETIONARY: 15.2%
Accor SA	2,905	117,679
Aristocrat Leisure, Ltd.	8,850	154,350
Barratt Developments PLC	15,610	121,935
Bayerische Motoren Werke AG	5,099	393,714
Best Buy Co., Inc.	78,990	5,613,029
Burberry Group PLC	6,377	162,529
Capri Holdings, Ltd. (a)	77,605	3,550,429
Daimler AG	14,004	821,800
Dollar General Corp.	4,097	488,772
eBay, Inc.	14,540	540,016
EssilorLuxottica SA	4,434	484,370
Gap Inc., The	3,642	95,348
H&R Block, Inc. (b)	3,234	77,422
Hasbro, Inc.	1,951	165,874
Hennes & Mauritz AB, Class B	59,114	986,214
Hermes International	488	322,213
Hilton Worldwide Holdings, Inc.	4,430	368,177
Husqvarna AB, Class B	6,430	52,587
InterContinental Hotels Group PLC	2,650	159,484
Kering SA	6,080	3,487,501
Kingfisher PLC	32,819	100,646
Kohl’s Corp.	2,598	178,664
lululemon athletica, Inc. (a)	29,130	4,773,533
Macy’s, Inc.	24,238	582,439
Marks & Spencer Group PLC	25,020	90,804
Marriott International, Inc., Class A	4,625	578,541
Merlin Entertainments PLC	11,017	49,317
Michelin (CGDE)	2,619	309,419
Minth Group, Ltd.	738,000	2,327,024
Moncler SpA	2,838	114,541
Next PLC	2,151	156,304
Nokian Renkaat OYJ	1,807	60,561
Nordstrom, Inc. (b)	1,821	80,816
PVH Corp.	1,207	147,194
Ralph Lauren Corp.	928	120,343
Renault SA	2,960	195,708

Sodexo SA	5,451	600,261
Starbucks Corp.	20,835	1,548,874
Tabcorp Holdings, Ltd.	30,034	98,558
Tapestry, Inc.	155,455	5,050,733
Target Corp.	45,753	3,672,136
Taylor Wimpey PLC	50,456	115,403
Tiffany & Co.	1,763	186,085
TJX Cos., Inc., The	19,186	1,020,887
TUI AG	6,784	65,068
Ulta Beauty, Inc. (a)	20,049	6,991,688
Vail Resorts, Inc.	688	149,502
Valeo SA	3,700	107,421
Wesfarmers, Ltd.	17,460	429,951
Whitbread PLC	2,828	187,146
		48,253,010

CONSUMER STAPLES: 13.1%
a2 Milk Co., Ltd. (a)	11,340	110,958
Campbell Soup Co. (b)	2,857	108,937
Carrefour SA	9,116	170,261
Clorox Co., The	1,992	319,636
Coca-Cola Amatil, Ltd.	7,804	47,964
Coca-Cola Co., The	62,228	2,916,004
Colgate-Palmolive Co.	12,729	872,446
Danone SA	9,495	731,124
Diageo PLC	37,903	1,551,068
Empire Co., Ltd., Class A	2,768	59,923
Essity AB, Class B	9,337	269,450
Estee Lauder Cos, Inc., The, Class A	40,767	6,748,977
General Mills, Inc.	9,248	478,584
George Weston, Ltd.	1,269	91,247
Heineken Holding NV	1,775	178,101
Heineken NV	3,992	421,931
Henkel AG & Co. KGaA	1,601	152,340
Hershey Co.,The	40,036	4,597,334
ICA Gruppen AB	1,239	49,743
Ingredion, Inc.	1,144	108,325
J.M. Smucker Co., The	31,114	3,624,781
Kellogg Co.	71,564	4,106,342
Kimberly-Clark Corp.	5,365	664,724
Kroger Co., The	12,322	303,121
Loblaw Cos, Ltd.	2,976	146,801
L’Oreal SA	3,882	1,045,389
McCormick & Co., Inc.	1,885	283,938
Metro, Inc.	3,779	139,130
Mowi ASA	6,416	143,340
PepsiCo, Inc.	21,829	2,675,144
Procter & Gamble Co., The	38,361	3,991,462
Remy Cointreau SA	349	46,548
Saputo, Inc.	3,639	124,037
Tesco PLC	150,756	456,262
Tyson Foods, Inc., Class A	4,590	318,684
Unilever NV	23,765	1,385,533
Unilever PLC	17,540	1,009,648
Walgreens Boots Alliance, Inc.	13,015	823,459
Woolworths Group, Ltd.	20,224	436,755
		41,709,451

ENERGY: 2.4%
Aker BP ASA	1,712	61,054
Caltex Australia, Ltd.	4,017	74,733
Cameco Corp.	6,172	72,742
ConocoPhillips	17,991	1,200,719
Encana Corp.	23,019	166,741
Equinor ASA	17,994	394,430
Imperial Oil, Ltd.	4,389	119,812
John Wood Group PLC	10,456	69,114
Lundin Petroleum AB	2,883	97,624
Neste OYJ	1,975	210,536
Occidental Petroleum Corp.	11,807	781,623
Phillips 66	6,889	655,626
Snam SpA	34,722	178,615
TOTAL SA	36,925	2,054,850
TransCanada Corp.	14,018	629,596

Valero Energy Corp.	6,632	562,593
Woodside Petroleum, Ltd.	14,416	353,913
		7,684,321

FINANCIALS: 19.4%
Admiral Group PLC	3,102	87,743
Aegon NV	27,430	131,759
AIB Group PLC	12,641	56,885
Allianz SE	6,620	1,475,250
Allstate Corp., The	5,394	508,007
Ally Financial, Inc.	6,521	179,262
American International Group, Inc.	13,731	591,257
AMP, Ltd.	45,594	68,093
Aon PLC	3,795	647,807
Assicurazioni Generali SpA	18,077	335,157
Assurant, Inc.	888	84,280
ASX, Ltd.	2,982	148,131
Australia & New Zealand Banking Group, Ltd	44,251	818,392
Aviva PLC	60,322	324,377
AXA SA	29,854	750,855
Banco Santander SA	250,497	1,163,190
Bank Leumi Le-Israel BM	23,202	152,009
Bank of America Corp.	175,253	4,835,230
Bank of Montreal	9,936	743,443
Bank of Nova Scotia, The	19,041	1,013,639
Bank of Queensland, Ltd.	6,118	39,556
Bankinter SA	10,381	79,121
Bendigo & Adelaide Bank, Ltd.	7,693	52,945
Canadian Imperial Bank of Commerce	6,884	543,982
CIT Group, Inc.	1,811	86,874
Citizens Financial Group, Inc.	7,335	238,388
CNP Assurances	163,303	3,595,606
Comerica, Inc.	2,646	194,005
Commerzbank AG (a)	15,428	119,607
Commonwealth Bank of Australia	27,839	1,397,353
Danske Bank A/S	11,038	194,022
Deutsche Boerse AG	2,972	381,069
Discover Financial Services	5,360	381,418
DNB ASA	71,534	1,317,641
E*TRADE Financial Corp.	4,049	187,995
Eurazeo SA	721	54,215
EXOR NV	1,670	108,456
First Republic Bank	2,514	252,556
Gjensidige Forsikring ASA	3,080	53,239
Groupe Bruxelles Lambert SA	1,243	120,845
Hang Seng Bank, Ltd.	11,800	291,376
Hartford Financial Services Group, Inc., The	5,580	277,438
Huntington Bancshares, Inc.	17,040	216,067
iA Financial Corp., Inc.	1,755	64,718
Industrivarden AB, Class C	2,572	53,936
Insurance Australia Group, Ltd.	36,073	196,907
Intact Financial Corp.	9,753	825,285
Investor AB, Class B	7,014	316,169
KeyCorp.	251,453	3,960,385
Legal & General Group PLC	91,776	329,349
Lincoln National Corp.	3,358	197,115
Macquarie Group, Ltd.	4,980	458,638
Manulife Financial Corp.	30,934	523,148
Medibank Pvt, Ltd.	42,408	83,241
Mizrahi Tefahot Bank, Ltd.	2,155	44,415
MSCI, Inc.	1,463	290,903
Muenchener Rueckversicherungs AG	2,303	545,798
National Australia Bank, Ltd.	42,102	756,496
National Bank of Canada	5,283	238,424
Natixis SA	14,553	77,950
Nordea Bank Apb (a)	46,794	356,330
PNC Financial Services Group, Inc., The	7,236	887,568
Poste Italiane SpA	8,045	78,367
Principal Financial Group, Inc.	121,070	6,076,503
Progressive Corp., The	9,011	649,603
Reinsurance Group of America, Inc.	1,043	148,085
Royal Bank of Canada	22,224	1,676,674
Royal Bank of Scotland Group PLC	74,211	238,964
S&P Global, Inc.	3,884	817,776

Schroders PLC	1,915	67,432
Skandinaviska Enskilda Banken AB, Class A	25,062	217,110
Societe Generale SA	11,819	341,492
Standard Chartered PLC	43,250	333,386
State Street Corp.	5,875	386,634
Sun Life Financial, Inc.	9,427	362,167
Suncorp Group, Ltd.	24,915	244,028
Svenska Handelsbanken AB, Class A (a)	341,060	3,600,909
Swedbank AB, Class A (a)	211,096	2,983,402
Synchrony Financial	10,870	346,753
TD Ameritrade Holding Corp.	4,407	220,306
Toronto-Dominion Bank, The	28,139	1,527,025
Travelers Cos., Inc., The	4,132	566,745
U.S. Bancorp	23,891	1,151,307
UBS Group AG (a)	59,358	720,223
Unum Group	3,391	114,718
Voya Financial, Inc.	62,115	3,103,265
Wendel SA	428	53,936
Willis Towers Watson PLC	2,022	355,164
Zurich Insurance Group AG	2,331	771,646
		61,658,935

HEALTH CARE: 8.4%
Abbott Laboratories	27,111	2,167,253
Alkermes PLC (a)	2,399	87,540
Anthem, Inc.	4,035	1,157,964
AstraZeneca PLC	19,507	1,557,076
Becton Dickinson & Co.	4,192	1,046,868
Biogen, Inc. (a)	3,158	746,488
Cardinal Health, Inc.	4,770	229,676
CSL, Ltd.	6,967	966,688
CVS Health Corp.	19,921	1,074,340
DaVita, Inc. (a)	2,124	115,312
Eli Lilly & Co.	14,966	1,941,988
Genmab A/S (a)	947	164,321
GlaxoSmithKline PLC	76,378	1,586,813
Hologic, Inc. (a)	4,267	206,523
IDEXX Laboratories, Inc. (a)	1,335	298,506
Ipsen SA	581	79,673
Johnson & Johnson	41,351	5,780,456
Koninklijke Philips NV	14,636	597,991
McKesson Corp.	3,718	435,229
Medtronic PLC	20,797	1,894,191
Orion OYJ, Class B (a)	1,604	60,272
Quest Diagnostics, Inc.	2,175	195,576
Recordati SpA	1,611	62,774
Ryman Healthcare, Ltd.	6,160	51,434
Sanofi	17,345	1,533,717
Smith & Nephew PLC	13,479	267,680
Stryker Corp.	5,196	1,026,314
UCB SA	1,947	167,252
United Therapeutics Corp. (a)	769	90,258
Varian Medical Systems, Inc. (a)	1,496	212,013
Vertex Pharmaceuticals, Inc. (a)	4,030	741,319
		26,543,505

INDUSTRIALS: 6.1%
Aeroports de Paris	458	88,613
Alfa Laval AB	4,522	103,920
Allegion PLC	1,541	139,784
Alstom SA	2,397	103,938
Atlas Copco AB, Class A	10,341	278,183
Atlas Copco AB, Class B	6,009	149,038
Auckland International Airport, Ltd.	14,815	82,188
Aurizon Holdings, Ltd.	30,646	99,078
Brambles, Ltd.	24,515	204,943
Bureau Veritas SA	4,084	95,814
Cie de Saint-Gobain	7,659	277,707
Cummins, Inc.	2,446	386,150
Deutsche Lufthansa AG	3,647	80,165
Deutsche Post AG	15,203	494,751
easyJet PLC	2,447	35,649
Epiroc AB, Class A (a)	10,175	102,764
Epiroc AB, Class B (a)	6,099	58,433

Finning International, Inc.	2,600	46,227
Fraport AG Frankfurt Airport Svc Worldwide	641	49,174
GEA Group AG	2,502	65,574
Getlink SE	7,199	109,167
Ingersoll-Rand PLC	3,840	414,528
Intertek Group PLC	2,486	157,486
KION Group AG	1,126	58,921
Kone OYJ, Class B	5,219	263,602
Legrand SA	63,966	4,282,523
ManpowerGroup, Inc.	1,061	87,734
MTR Corp., Ltd.	23,520	145,727
Randstad NV	1,835	89,599
Royal Mail PLC	13,859	43,064
Sandvik AB	17,385	282,752
Schneider Electric SE	8,470	664,798
Securitas AB, Class B	4,822	78,001
SEEK, Ltd.	5,137	64,085
Siemens AG	11,782	1,267,066
Skanska AB, Class B	5,239	95,280
Societe BIC SA	395	35,213
Southwest Airlines Co.	2,290	118,874
Stanley Black & Decker, Inc.	2,416	328,987
Sydney Airport	17,017	89,830
Transurban Group	40,268	377,677
United Parcel Service, Inc., Class B	10,711	1,196,847
Volvo AB, Class B	24,122	374,280
Weir Group PLC, The	3,795	77,133
Wolters Kluwer NV	82,768	5,638,917
WSP Global, Inc.	1,664	90,936
		19,375,120

INFORMATION TECHNOLOGY: 15.1%
Accenture PLC, Class A	9,904	1,743,302
Autodesk, Inc. (a)	3,391	528,386
Capgemini SE	2,470	299,714
CDW Corp.	2,383	229,650
Cisco Systems, Inc.	106,859	5,769,317
Dassault Systemes SA	2,014	300,184
Ericsson LM, Class B	47,311	435,824
Hewlett Packard Enterprise Co.	22,855	352,653
Hexagon AB, Class B	3,981	208,057
HP, Inc.	24,450	475,064
IBM	14,096	1,988,946
Ingenico Group SA	924	66,003
Intuit, Inc.	26,393	6,899,394
Leidos Holdings, Inc.	2,284	146,382
Micro Focus International PLC	6,802	176,848
Microsoft Corp.	112,177	13,230,155
Nokia OYJ	86,718	494,000
Oracle Corp.	46,012	2,471,305
salesforce.com, Inc. (a)	11,110	1,759,491
Square, Inc. (a)	4,689	351,300
Texas Instruments, Inc.	51,944	5,509,700
Visa, Inc., Class A	27,442	4,286,166
Wirecard AG	1,834	230,392
		47,952,233

MATERIALS: 2.2%
Air Liquide SA	6,595	839,289
Akzo Nobel NV	3,458	307,186
Arkema SA	1,060	101,122
Avery Dennison Corp.	1,367	154,471
BlueScope Steel, Ltd.	8,375	83,126
Boliden AB	4,212	120,038
Boral, Ltd.	18,052	58,920
Chr. Hansen Holding A/S	1,523	154,591
Clariant AG (a)	3,103	65,314
Ecolab, Inc.	4,093	722,578
Evonik Industries AG	2,512	68,550
Fortescue Metals Group, Ltd.	24,912	126,083
Incitec Pivot, Ltd.	25,177	55,829
International Flavors & Fragrances, Inc. (b)	1,410	181,594
Johnson Matthey PLC	2,981	122,248
Kinross Gold Corp. (a)	19,333	66,548

Koninklijke DSM NV	13,146	1,434,028
Methanex Corp.	1,071	60,829
Newmont Mining Corp.	29,009	1,037,652
Norsk Hydro ASA	93,494	380,222
Novozymes A/S, Class B	3,372	155,081
Orica, Ltd.	5,840	73,147
Solvay SA	1,142	123,639
Stora Enso OYJ, Class R	8,486	103,896
UPM-Kymmene OYJ	8,219	240,051
Yara International ASA	2,735	112,066
		6,948,098

REAL ESTATE: 1.4%
Ascendas Real Estate Investment Trust, REIT	40,700	87,480
Azrieli Group, Ltd.	654	38,739
British Land Co. PLC, The, REIT	14,310	109,867
Camden Property Trust, REIT	1,512	153,468
CapitaLand Commercial Trust, REIT	40,400	57,883
CK Asset Holdings, Ltd.	40,000	356,232
Covivio, REIT	702	74,495
Dexus, REIT	15,664	141,767
Federal Realty Investment Trust, REIT	1,157	159,492
First Capital Realty, Inc.	2,840	45,479
Gecina SA, REIT	704	104,142
GPT Group, The, REIT	27,793	122,596
Host Hotels & Resorts, Inc., REIT	11,488	217,123
ICADE, REIT	517	43,728
Iron Mountain, Inc., REIT	4,250	150,705
Jones Lang LaSalle, Inc.	794	122,419
Klepierre SA, REIT	3,147	110,110
Land Securities Group PLC, REIT	11,418	135,942
Link, REIT	33,000	386,353
Mirvac Group, REIT	57,226	111,786
Realty Income Corp., REIT	4,516	332,197
Scentre Group, REIT	81,875	239,001
Stockland, REIT	37,487	102,537
Suntec Real Estate Investment Trust, REIT	32,900	47,405
Swire Properties, Ltd.	18,200	78,331
UDR, Inc., REIT	4,197	190,796
Vicinity Centres, REIT	50,675	93,564
Vonovia SE	7,579	393,317
Weyerhaeuser Co., REIT	11,692	307,967
		4,514,921

UTILITIES: 7.6%
AGL Energy, Ltd.	10,318	159,493
Alliant Energy Corp.	3,625	170,846
American Electric Power Co., Inc.	7,637	639,599
American Water Works Co., Inc.	61,425	6,404,171
APA Group	18,169	128,975
Atco, Ltd., Class I	1,195	40,240
Canadian Utilities, Ltd., Class A	217,141	5,927,567
CMS Energy Corp.	4,392	243,932
Consolidated Edison, Inc.	4,861	412,261
Dominion Energy, Inc.	11,627	891,326
Edison International	5,058	313,191
Emera, Inc.	963	36,009
Engie SA	28,126	419,439
Entergy Corp.	2,863	273,789
Evergy, Inc.	4,246	246,480
Fortis, Inc./Canada	33,679	1,244,738
Fortum OYJ	6,840	140,096
Hydro One, Ltd.	5,132	79,725
Innogy SE	2,139	98,904
National Grid PLC	52,333	580,913
Orsted A/S	2,913	220,771
Red Electrica Corp. SA	6,666	142,097
Sempra Energy	39,836	5,013,759
Severn Trent PLC	3,651	94,028
Suez	5,741	76,056
United Utilities Group PLC	10,501	111,528
		24,109,933

TOTAL COMMON STOCKS		307,729,241
(Cost $282,353,028)

PREFERRED STOCKS: 0.1%
CONSUMER DISCRETIONARY: 0.0% (c)
Bayerische Motoren Werke AG	857	56,419

CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	2,744	280,367

MATERIALS: 0.0% (c)
FUCHS PETROLUB SE	1,071	44,211

TOTAL PREFERRED STOCKS		380,997
(Cost $440,129)

EXCHANGE-TRADED FUNDS: 2.7%
iShares Core MSCI EAFE ETF	57,433	3,490,203
iShares Core S&P 500 ETF	18,387	5,232,205

TOTAL EXCHANGE-TRADED FUNDS		8,722,408
(Cost $8,510,504)

MONEY MARKET: 0.1%
State Street Institutional U.S. Government Money Market Fund, 2.390% (d)(e)	338,551	338,551
(Cost $338,551)

TOTAL INVESTMENTS: 99.8%		317,171,197
(Cost $291,642,212)

Other assets and liabilities - (net): 0.2%		740,133

Net Assets: 100.0%		$317,911,330

(a)	Security or partial position of this security was on loan as of March 31, 2019. The total market value of securities on loan as of March 31, 2019 was $429,704.

(b)	Non-income producing security.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

COUNTRY	VALUE	PERCENT OF NET ASSETS
Australia	$9,356,634	2.9%
Belgium	518,644	0.2%
Canada	24,773,561	7.8%
Denmark	888,786	0.3%
Finland	1,671,866	0.5%
France	25,394,041	8.0%
Germany	8,017,096	2.5%
Hong Kong	3,585,042	1.1%
Ireland	56,885	0.0%
Israel	235,163	0.1%
Italy	877,909	0.3%
Netherlands	10,185,044	3.2%
New Zealand	317,789	0.1%
Norway	2,688,862	0.9%
Singapore	517,655	0.2%
Spain	1,384,408	0.4%
Sweden	12,466,654	3.9%
Switzerland	1,557,183	0.5%
United Kingdom	11,581,189	3.7%
United States	192,035,827	60.4%
Exchange-Traded Funds	8,722,408	2.7%
Money Market	338,551	0.1%
Other assets and liabilities (net)	740,133	0.2%
TOTAL	$317,911,330	100.0%

March 31, 2019

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2019:

	Level 1	Level 2	Level 3*	Totals
Global Women’s Leadership
Common Stocks	$217,834,451	$89,894,790	$-	$307,729,241
Preferred Stocks	-	380,997	-	380,997
Exchange-Traded Funds	8,722,408	-	-	8,722,408
Rights	-	-	-	-
Cash Equivalents	338,551	-	-	338,551
Total	$226,895,410	$90,275,787	$-	$317,171,197

*	Table includes securities valued at zero.